Commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2017
Commitments and contingent liabilities
Capital expenditures
	March 31,
	2016	2017
	$ in thousands	$ in thousands

Construction in Xinxing, Guangdong, PRC	48	31
Mold	-	22

	48	53